Dispositions of subsidiaries (Details Narrative) - USD ($) $ in Millions	1 Months Ended
	Sep. 23, 2024	Sep. 18, 2024	Jan. 31, 2024
Suyuan | Lishui Chida Logistics Co. Ltd
Ownership percentage			100.00%
Proceeds from sale of equity			$ 6.0
Farmmi International | Jiuanju
Ownership percentage		100.00%
Proceeds from sale of equity		$ 1,700.0
Agreement description		Farmmi Ecology’s 5% equity interest in Zhejiang Yitang Medical Service Co., Ltd, a wholly owned subsidiary of the Company, had been transferred to Farmmi (Hangzhou) Health Development Co., Ltd, a subsidiary of the Company
Farmmi International | Jiuanju | September 23, 2024
Ownership percentage	100.00%
Proceeds from sale of equity	$ 88,070.0
Agreement description	Farmmi Technology’s 50% equity interest in Zhejiang Farmmi Ecological Agricultural Technology Co., Ltd, a wholly owned subsidiary of the Company, had been transferred to Farmmi (Hangzhou) Enterprise Management Co., Ltd, a subsidiary of the Company